Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Contract assets:
Contract asset, current	$ 188		$ 171
Contract asset, noncurrent	4		5
Contract liabilities:
Contract liability, current	24		19
Customer liability, noncurrent	17		$ 19
Transfers to operating revenues	$ 42	$ 46